SEGMENT INFORMATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 341,107,697	$ 316,185,694	$ 292,721,361
Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	15,732,066	43,997,078	65,979,111
Italy [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	856,757	7,747,266	45,429,510
Spain [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	81,246	1,558,828	656,723
Belgium [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	244,416	1,319,670	1,953,916
France [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	69,270,852	48,504,587	19,758,758
Czech Republic and Slovakia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	645,756	1,806,237	5,699,269
Bulgaria [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	60,928	1,886,258	22,300,958
UK [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	7,115,464	6,055,612	11,844,591
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	10,791,911	36,316,562	34,582,052
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	104,799,396	149,192,098	208,204,888
PRC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	137,148,042	97,038,992	29,148,928
India [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	20,328,345	$ 26,943,051	867,177
South Korea [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	8,751		14,244
Australia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	8,400,530	$ 7,783,075	39,605,278
America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	2,400,047	1,837,797	$ 1,932,147
Japan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	57,774,158	31,313,082
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 10,248,428	$ 2,077,599	$ 12,948,699